Income taxes benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense
Income tax benefit (expense) recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Current income tax for the year	(16,356)	(21,058)	(3,337)
Deferred taxes	39,128	(7,619)	8,929
Foreign taxes	(15,634)	(983)	(2,517)
Total	$7,138	$(29,660)	$3,075

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Loss before tax for the year	(1,189,566)	(447,795)	(972,373)
Tax according to the applicable tax rate[1]	279,786	85,081	160,441
Effect of different tax rates in other countries	(25,904)	16,528	62,523
Operating income/costs, non taxable[2]	22,851	85,861	(7,000)
Withholding tax	(15,634)	(983)	(2,517)
Not recognized tax losses carried forward	(212,003)	(188,351)	(213,928)
Non-recognition of deferred tax assets on other temporary differences	(40,585)	(12,185)	144
Recognition/derecognition of deferred taxes from previous year	368	(11,830)	3,412
Current tax related to previous year	(1,741)	(3,781)	—
Total	$7,138	$(29,660)	$3,075
1 - 2023: 23.52% (UK rate), 2022: 19% (UK rate), 2021: 16.5% (Hong Kong rate).
2 - 2023: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $104,233. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net $66,082, including non-taxable income.
3 - 2022: Primarily attributable to the Listing expense being non-tax deductible, corresponding tax $70,740 and Fair value changes of the Earn-out rights being non-taxable income, corresponding tax $171,393. Other non-tax items net $14,792.

Composition of Recognized Deferred Tax Assets
Information regarding the composition of recognized Deferred tax assets is as follows:

	As of December 31,
Specification of deferred tax assets	2023	2022
		(Restated)
Tax losses carried forward	25,530	47,898
Right-of use assets	29,077	24,615
Intangibles	—	—
Inventory	17,837	1,117
Accruals	25,865	13,808
Warranty	11,019	7,755
Tangible assets	612	—
Other temporary differences	1,436	—
Recognized value of deferred tax assets as of December 31	$111,376	$95,193
Netting of asset and liability tax positions	(68,335)	(83,906)
Deferred tax assets as of December 31	$43,041	$11,287
Information regarding the composition of recognized Deferred tax liabilities is as follows:

As of December 31,

Specification of deferred tax liabilities	2023	2022
		(Restated)
Intangible assets	23,825	39,546
Inventory	3,071	19,884
Accruals	13,008	11,393
Warranty	6,259	938
Lease liability	25,507	24,615
Other temporary differences	—	—
Recognized value of deferred tax liabilities as of December 31	$71,670	$96,376
Netting of asset and liability tax position	(68,335)	(83,906)
Deferred tax liability as of December 31	$3,335	$12,470

Disclosure of Tax Loss Carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2023	2022
		(Restated)
2023	—	—
2024	—	67,221
2025	—	174,128
2026	169,970	131,524
2027	109,965	188,728
2028	147,666	215,925
2029 onwards	2,951,159	1,368,738
Tax loss carryforwards as of December 31	$3,378,760	$2,146,264